The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Multi-Asset Income Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 15, 2016 (Accession No. 0001193125-16-621457), which is incorporated herein by reference.